PIMCO Funds

Supplement dated March 23, 2022 to the Municipal Value Funds Prospectus (the “Prospectus”)

dated July 30, 2021, as supplemented from time to time

Disclosure Related to the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund, and PIMCO National Municipal Opportunistic Value Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, each Fund is jointly and primarily managed by David Hammer, Myles Grenier, Peter Gunther and Brian Hannibal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Gurtin Municipal Bond Management, a PIMCO company (“Gurtin”), serves as the Fund’s sub-adviser. The Fund is jointly and primarily managed by David Hammer, Myles Grenier, Peter Gunther and Brian Hannibal. Mr. Hammer is a Managing Director of PIMCO, Messrs. Gunther and Hannibal are Vice Presidents of PIMCO, and Mr. Grenier is a Vice President at Gurtin. Messrs. Hammer, Gunther and Hannibal have jointly and primarily managed the Fund since March 2022, and Mr. Grenier has jointly and primarily managed the Fund since its inception in January 2019.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO California Municipal Intermediate Value PIMCO California Municipal Opportunistic Value PIMCO National Municipal Intermediate Value PIMCO National Municipal Opportunistic Value	David Hammer	March 2022

Managing Director, PIMCO. Mr. Hammer is the head of the municipal bond portfolio management team. He rejoined PIMCO in May 2015 after serving as Managing Director and Head of Municipal Trading, Risk Management and Research at Morgan Stanley, and previously he was a Senior Vice President of PIMCO. Prior to joining PIMCO in 2012, he was an Executive Director for Morgan Stanley, where he served as head of the high yield and distressed municipal bond trading group.

PIMCO California Municipal Intermediate Value PIMCO California Municipal Opportunistic Value PIMCO National Municipal Intermediate Value PIMCO National Municipal Opportunistic Value	Brian Hannibal	March 2022

Vice President, PIMCO. Mr. Hannibal is a portfolio manager for PIMCO Municipals in the Solana Beach office. Prior to joining PIMCO in 2021, he was a portfolio manager at Gurtin Municipal Bond Management, a PIMCO company. Previously, Mr. Hannibal worked for Eaton Vance Investment Managers as a portfolio management assistant in the firm’s municipal bond group. He has investment experience since 2006 and holds an undergraduate degree in economics from San Diego State University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO California Municipal Intermediate Value PIMCO California Municipal Opportunistic Value PIMCO National Municipal Intermediate Value PIMCO National Municipal Opportunistic Value	Myles Grenier	January 2019*

CFA Charterholder since 2012 and Vice President, Gurtin, a PIMCO company. Mr. Grenier serves as a member of the Investment Committee. Prior to joining Gurtin in 2014, Mr. Grenier spent 2+ years as a Senior Account Controller at State Street Bank before moving to Putnam Investments, where he worked as a Securities Data Analyst for 3 years. In 2013, Mr. Grenier joined the Performance Attribution team at Putnam. At Gurtin, Mr. Grenier is a member of the Portfolio Management group, responsible for trading and portfolio structure for various taxable and tax- exempt strategies.

PIMCO California Municipal Intermediate Value PIMCO California Municipal Opportunistic Value PIMCO National Municipal Intermediate Value PIMCO National Municipal Opportunistic Value	Peter Gunther	March 2022

Vice President, PIMCO. Mr. Gunther is a portfolio manager for PIMCO Municipals in the Solana Beach office. Prior to joining PIMCO in 2021, he was a vice president in portfolio management for Gurtin Municipal Bond Management, a PIMCO company. Previously, he worked as an investment analyst at Manulife Asset Management and also at John Hancock Investments. He has investment experience since 2011 and holds a graduate degree from California State University, Long Beach, and an undergraduate degree from the University of San Diego.

* Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated March 23, 2022 to the

Statement of Additional Information (the “SAI”)

dated July 30, 2021, as supplemented from time to time

Disclosure Related to the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund, and PIMCO National Municipal Opportunistic Value Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, each Fund is jointly and primarily managed by David Hammer, Myles Grenier, Peter Gunther and Brian Hannibal. Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Gunther[23]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00
Hannibal[27]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[23]

Effective March 23, 2022, Mr. Gunther co-manages the PIMCO California Municipal Intermediate Value Fund ($70.3 million), the PIMCO California Municipal Opportunistic Value Fund ($235.8 million), the PIMCO National Municipal Intermediate Value Fund ($183.6 million) and the PIMCO National Municipal Opportunistic Value Fund ($244.4 million).

[27]

Effective March 23, 2022, Mr. Hannibal co-manages the PIMCO California Municipal Intermediate Value Fund ($70.3 million), the PIMCO California Municipal Opportunistic Value Fund ($235.8 million), the PIMCO National Municipal Intermediate Value Fund ($183.6 million) and the PIMCO National Municipal Opportunistic Value Fund ($244.4 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective March 23, 2022, each of the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund is jointly and primarily managed by David Hammer, Myles Grenier, Peter Gunther and Brian Hannibal. Information for Messrs. Gunther and Hannibal is as of February 28, 2022.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Gunther[2]	PIMCO California Municipal Intermediate Value Fund	None
	PIMCO California Municipal Opportunistic Value Fund	None
	PIMCO National Municipal Intermediate Value Fund	None
	PIMCO National Municipal Opportunistic Value Fund	None
Hammer[4]	PIMCO California Municipal Intermediate Value Fund	None
	PIMCO California Municipal Opportunistic Value Fund	None
	PIMCO National Municipal Intermediate Value Fund	None
	PIMCO National Municipal Opportunistic Value Fund	None
Hannibal[5]	PIMCO California Municipal Intermediate Value Fund	None
	PIMCO California Municipal Opportunistic Value Fund	None
	PIMCO National Municipal Intermediate Value Fund	None
	PIMCO National Municipal Opportunistic Value Fund	None

[2]

Effective March 23, 2022, Mr. Gunther co-manages the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. Information for Mr. Gunther is as of February 28, 2022.

[4]

Effective March 23, 2022, Mr. Hammer co-manages the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. Information for Mr. Hammer pertaining to the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund is as of February 28, 2022.

[5]

Effective March 23, 2022, Mr. Hannibal co-manages the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. Information for Mr. Hannibal is as of February 28, 2022.

Investors Should Retain This Supplement for Future Reference

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